11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 11) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, non current	$ 542	$ 540
Taxes payables, current	2,052	2,901
Value added tax
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, non current	160	323
Taxes payables, current	786	777
Sales tax
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, non current	33	25
Payment plans
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, non current	60	192
Taxes payables, current	53	90
Municipal, provincial and national contributions
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	130	588
Municipal taxes
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	108	102
Tax withholdings to be deposited
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	337	288
Stamp tax payable
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	10	15
Royalties
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	202	204
Extraordinary Canon
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, non current	289	0
Taxes payables, current	374	816
Other
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	$ 52	$ 21